Vessels, net - Vessels (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Vessel impairments	$ (63,581)
Net Book Value, ending balance	330	$ 502
Vessels [Member]
Property, Plant and Equipment [Line Items]
beginning balance	2,102,167	2,096,508
Vessel additions on acquisition	376,586
Additions	23,096	12,425
Transfer to assets held for sale	(59,392)
Disposal	(4,750)
Write-offs of fully amortized assets	(12,691)	(6,766)
Vessel impairments	(63,581)
ending balance	2,361,435	2,102,167
beginning balance	556,479	486,981
Charge for the period	88,043	76,264
Transfer to assets held for sale	(33,448)
Disposals for the period	(200)
Write-offs of fully amortized assets	(12,691)	(6,766)
ending balance	598,183	556,479
Net Book Value, ending balance	1,763,252	1,545,688	$ 1,609,527
Vessels [Member] | Vessel [Member]
Property, Plant and Equipment [Line Items]
beginning balance	2,062,513	2,060,280
Vessel additions on acquisition	363,951
Additions	3,150	2,233
Transfer to assets held for sale	(55,877)
Disposal	(4,299)
Vessel impairments	(63,581)
ending balance	2,305,857	2,062,513
beginning balance	536,436	468,403
Charge for the period	76,481	68,033
Transfer to assets held for sale	(32,460)
Disposals for the period	(100)
ending balance	580,357	536,436
Net Book Value, ending balance	1,725,500	1,526,077	1,591,877
Vessels [Member] | Drydocking [Member]
Property, Plant and Equipment [Line Items]
beginning balance	39,654	36,228
Vessel additions on acquisition	12,635
Additions	19,946	10,192
Transfer to assets held for sale	(3,515)
Disposal	(451)
Write-offs of fully amortized assets	(12,691)	(6,766)
ending balance	55,578	39,654
beginning balance	20,043	18,578
Charge for the period	11,562	8,231
Transfer to assets held for sale	(988)
Disposals for the period	(100)
Write-offs of fully amortized assets	(12,691)	(6,766)
ending balance	17,826	20,043
Net Book Value, ending balance	$ 37,752	$ 19,611	$ 17,650